Fair Value Measurements - Additional Information (Details)	Sep. 30, 2020 USD ($)
Fair Value Disclosures [Abstract]
Fair value, assets, level 1 to level 2 transfers, amount	$ 0
Fair value, assets, level 1 to level 3 transfers, amount	0
Fair value, assets, level 2 to level 1 transfers, amount	0
Fair value, assets, level 2 to level 3 transfers, amount	0
Fair value, assets, level 3 to level 1 transfers, amount	0
Fair value, assets, level 3 to level 2 transfers, amount	0
Fair value, liabilities, level 1 to level 2 transfers, amount	0
Fair value, liabilities, level 1 to level 3 transfers, amount	$ 0